Deconsolidation (Details)	Dec. 31, 2024 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total current assets	¥ 66,482,404
Total other assets	530,961
Total assets	67,013,365
Total current liabilities	52,745,671
Total net assets	14,267,694
Total loss on disposal	(5,164,338)
Shenzhen Youmi [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total current assets	190,895
Total assets	190,895
Total current liabilities	1,087,529
Total net assets	(896,634)
Total loss on disposal	(10)
Qianhai Youshi [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total current assets	19,941,843
Total other assets	491,638
Total assets	20,433,481
Total current liabilities	9,942,040
Total net assets	10,491,441
Total loss on disposal	(3,491,441)
Shenzhen Tianyuemeng [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total current assets	46,349,666
Total other assets	39,323
Total assets	46,388,989
Total current liabilities	41,716,102
Total net assets	4,672,887
Total loss on disposal	¥ (1,672,887)